Selling Expenses (Details) - Selling Expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Selling Expenses
Personnel expenses	€ 3,725	€ 3,100
Marketing costs	1,144	599
Miscellaneous other expenses	€ 1,471	€ 553